10-K Deferred Policy Acquisition Costs - Amortization of Net Policy Acquisition Costs (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Deferred Policy Acquisition Cost [Line Items]
Amortization of net policy acquisition costs	$ 7,582	$ 4,960	$ 14,104	$ 9,531	$ 20,935	$ 15,194
Broker commission
Deferred Policy Acquisition Cost [Line Items]
Amortization of net policy acquisition costs					51,580	34,721
Ceding fee
Deferred Policy Acquisition Cost [Line Items]
Amortization of net policy acquisition costs					5,847	3,952
Others
Deferred Policy Acquisition Cost [Line Items]
Amortization of net policy acquisition costs					1,938	1,475
Ceding commission
Deferred Policy Acquisition Cost [Line Items]
Amortization of net policy acquisition costs					$ (38,430)	$ (24,954)